TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 43,437	$ 36,373
Research and development expenses	5,398	4,304
Accruals and reserves	2,088	2,541
Issuance costs	914	1,827
Share-based compensation	4,318	1,576
Operating lease liability	2,115	0
Other deferred assets	805	636
Gross deferred tax assets	59,075	47,257
Valuation allowance	(51,164)	(40,019)
Total deferred tax assets	7,911	7,238
Deferred tax liabilities:
Deferred contract costs	(13,313)	(11,687)
Operating lease ROU asset	(1,667)	0
Other deferred tax liabilities	(261)	(346)
Gross deferred tax liabilities	(15,241)	(12,033)
Net deferred taxes	$ (7,330)	$ (4,795)